GMO Alternative Allocation Fund Annual Fund Operating Expenses - GMO Alternative Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027June 30, 2027
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	3.01%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.90%
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.94%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.83%
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.835%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.90%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.79%
Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.815%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.77%
Class VI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.785%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.85%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.74%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	3.01%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	2.90%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Component1 Other Expenses	1.91%	[2]
Component3 Other Expenses	0.29%	[3]
Other Expenses (as a percentage of Assets):	2.20%	[3]
Expenses (as a percentage of Assets)	3.15%
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	3.02%

[1]	Includes both management fee of 0.73% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	“Dividend and interest expense on short sales” reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to GMO. Any interest expense amount or dividends paid on securities sold short will vary based on the extent of Fund’s use of those investments. Excluding interest expense and dividends paid on borrowed securities, the total annual fund operating expenses for each class of shares of the Fund would be lower by 1.91% for Class II, III, IV, V, VI, R6, and I.
[3]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.